SHORT-TERM INVESTMENTS (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Securities [Member]
Schedule of Investments [Line Items]
Unrealized gain of equity investments	¥ 56,049
Debt Investment [Member]
Schedule of Investments [Line Items]
Unrealized gain of equity investments	¥ 2,644	¥ 142